Shareholders' equity (Details) $ / shares in Units, $ in Thousands, $ in Millions		1 Months Ended							3 Months Ended				12 Months Ended
	Dec. 04, 2020	Dec. 31, 2021 CAD ($) $ / shares shares	Jun. 30, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Jun. 30, 2020 CAD ($) $ / shares shares	Jun. 25, 2020 CAD ($) shares	Apr. 30, 2020	Oct. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Sep. 30, 2021 shares	Jun. 30, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2017 $ / shares shares
Shareholders' equity (Details) [Line Items]
Agreement, description	the Company entered into an agreement to sell, on a bought deal basis, 6,100,000 common shares of the Company, at US$17.25 per common share, for gross proceeds of US$105 million. As part of the agreement, the Company granted an option to the underwriters to sell up to an additional 610,000 common shares of the Company, at a price of US$17.25 per common share, for gross proceeds of US$10.5 million. The financing closed on December 9, 2020, and the underwriters fully exercised their option to purchase the additional common shares. In aggregate, 6,710,000 common shares were issued, at a price of US$17.25 per common share, for gross proceeds of US$115.7 million.											the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$40 million in value of common shares of the Company. In 2020, the Company issued 1,327,046 shares, at an average selling price of $21.94 per share, for net proceeds of $28.5 million under Company’s At-The-Market offering.During the first quarter of 2021, the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program can be in effect until the Company’s current US$775 million Shelf Registration Statement expires in January 2023. In 2021, the Company issued 2,242,112 shares, at an average selling price of $22.71 per share, for net proceeds of $49.9 million under Company’s At-The-Market offering. Subsequent to the year end, the Company issued 537,037 shares, at an average selling price of $22.09 per share, for net proceeds of $11.6 million under Company’s At-The-Market offering.
Value of common shares (in Dollars)													$ 59,104	$ 195,440
Shares issued (in Shares) | shares		500,000	350,000		345,000				500,000		350,000		500,000
Price per share (in Dollars per share) | $ / shares			$ 28.06		$ 32.94						$ 28.06
Gross proceeds			$ 9,800		$ 11,400
Share Premium		$ 2,200	$ 1,500	$ 1,600	$ 3,900				$ 2,200		$ 1,500		$ 2,200	1,600
Exploration expenditures		$ 1,100											6,500	$ 4,700
Net proceeds													$ 7,825
Expiration of share options, description													The outstanding share options at December 31, 2021 expire at various dates between December 2022 and June 2024.
Exercised options (in Shares) | shares													1,585,501	390,153
Proceeds amount													$ 17,700	$ 4,300
RSUs Vested (in Shares) | shares													135,400	139,600
Common shares issued (in Shares) | shares		1,720,951		529,753					1,720,951				1,720,951	529,753
Weighted average share price exercise options (in Dollars per share) | $ / shares		$ 22.39		$ 24.03					$ 22.39				$ 22.39	$ 24.03
Options granted for five years, shares (in Shares) | shares								50,000
Exercise price (in Dollars per share) | $ / shares								$ 16.94
Fair value of options granted								$ 400
Fair value of options														$ 100
Fair value grants													$ 900
Fair value grants amortized		$ 100							$ 100				100
Net loss													900	$ 14,900
Equity financings [Member]
Shareholders' equity (Details) [Line Items]
Value of common shares (in Dollars)															$ 40
Shares issued (in Shares) | shares				1,327,046										1,327,046
Price per share (in Dollars per share) | $ / shares				$ 21.94										$ 21.94
Net proceeds														$ 28,500
Share Premium		$ 200							200				200
Non-Brokered Private Placement [Member]
Shareholders' equity (Details) [Line Items]
Agreement, description							the Company closed a non-brokered private placement of 1.2 million common shares, at a price of $11.75 per common share, for gross proceeds of $14.1 million. As part of the private placement agreement, the Company granted an option to increase the size of the private placement by an additional 240,000 common shares exercisable until May 15, 2020. The 240,000 options were fully exercised on May 6, 2020 at a price of $11.75 per share, for gross proceeds of $2.8 million.
RSU [Member]
Shareholders' equity (Details) [Line Items]
Restricted share units granted (in Shares) | shares		123,800
Restricted stock units, description		Of these, 28,000 RSUs were granted to Board members, 72,500 RSUs were granted to members of senior management, and the remaining 20,600 RSUs were granted to other employees of the Company.
Fair value grants		$ 2,600
Fair value grants amortized		$ 400							$ 400				$ 400
Restricted share units granted (in Shares) | shares									40,000	40,000
Directors [Member]
Shareholders' equity (Details) [Line Items]
Stock options granted (in Shares) | shares						425,000
Options extended period						1 year
Fair value						$ 4,400
Board Members [Member]
Shareholders' equity (Details) [Line Items]
Stock options granted (in Shares) | shares				608,000
Fair value				$ 1,600										1,600
Board [Member] | RSU [Member]
Shareholders' equity (Details) [Line Items]
Restricted stock units, description				Of these, 28,000 RSUs were granted to the board members, 80,300 RSUs were granted to members of senior management, and the remaining 27,150 RSUs were granted to other employees of the Company.
Fair value grants				$ 3,400
Fair value grants amortized				$ 500								$ 2,900		$ 500
Restricted share units granted (in Shares) | shares				135,450
Fair value amount				$ 3,400
Restricted share units vested (in Shares) | shares											135,450
Exercised options shares (in Shares) | shares													117,500
Exercised options proceeds													$ 1,600
Warrants [Member]
Shareholders' equity (Details) [Line Items]
Shares issued (in Shares) | shares																500,000
Warrants exercisable term																4 years
Warrants price per share (in Dollars per share) | $ / shares																$ 15.65
Net proceeds													$ 7,800
Stock options and Restricted share units [Member]
Shareholders' equity (Details) [Line Items]
Stock options term													5 years